As filed with the SEC on May 19, 2006.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09010
TRANSAMERICA INVESTORS, INC.
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of Principal Executive Offices)	(Zip Code)
John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:	(727) 299-1800
Date of fiscal year end:	December 31
Date of reporting period:	January 1, 2006– March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of March 31, 2006 are attached.

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

Schedule of Investments - March 31, 2006 - (all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace - 1.9%
United Technologies Corp.	60,780	$3,523
Air Transportation - 1.7%
FedEx Corp.	27,000	3,049
Amusement & Recreation Services - 1.5%
Disney (Walt) Co. (The)	100,000	2,789
Automotive - 2.6%
Harley-Davidson, Inc.	50,000	2,594
PACCAR, Inc.	30,000	2,114
		4,708
Beverages - 1.0%
PepsiCo, Inc.	30,000	1,734
Business Services - 1.9%
eBay, Inc. ‡	87,000	3,398
Chemicals & Allied Products - 5.2%
Ecolab, Inc.	90,000	3,438
Monsanto Co.	30,000	2,542
Procter & Gamble Co.	60,000	3,457
		9,437
Commercial Banks - 1.4%
JP Morgan Chase & Co.	60,000	2,498
Communication - 0.8%
XM Satellite Radio Holdings, Inc.-Class A ‡	65,000	1,448
Communications Equipment - 2.9%
QUALCOMM, Inc.	104,000	5,263
Computer & Data Processing Services - 4.4%
Intuit, Inc. ‡	50,000	2,659
Microsoft Corp.	120,000	3,265
NAVTEQ Corp. ‡	40,000	2,026
		7,950
Computer & Office Equipment - 6.0%
Apple Computer, Inc. ‡	100,000	6,272
Sandisk Corp. ‡	80,000	4,602
		10,874
Drug Stores & Proprietary Stores - 1.0%
Walgreen Co.	42,000	1,811
Engineering & Management Services - 3.5%
Jacobs Engineering Group, Inc. ‡	74,000	6,419

Holding & Other Investment Offices - 2.0%
Plum Creek Timber Co., Inc.	100,000	$3,693
Hotels & Other Lodging Places - 4.5%
Hilton Hotels Corp.	73,000	1,859
Las Vegas Sands Corp. ‡	49,000	2,776
Marriott International, Inc.-Class A	52,400	3,595
		8,230
Industrial Machinery & Equipment - 10.6%
Caterpillar, Inc.	87,000	6,247
Donaldson Co., Inc.	50,000	1,690
Graco, Inc.	50,000	2,272
Illinois Tool Works, Inc.	55,680	5,363
Kennametal, Inc.	60,000	3,668
		19,240
Insurance - 3.5%
Progressive Corp. (The)	20,000	2,085
WellPoint, Inc. ‡	55,000	4,259
		6,344
Medical Instruments & Supplies - 2.0%
Zimmer Holdings, Inc. ‡	55,000	3,718
Motor Vehicles, Parts & Supplies - 1.3%
BorgWarner, Inc.	40,000	2,402
Oil & Gas Extraction - 6.0%
Anadarko Petroleum Corp.	30,000	3,030
Apache Corp.	50,000	3,276
Schlumberger, Ltd.	35,700	4,519
		10,825
Petroleum Refining - 2.5%
Suncor Energy, Inc.	60,000	4,621
Pharmaceuticals - 4.6%
Amgen, Inc. ‡	50,000	3,638
Genentech, Inc. ‡	27,000	2,282
Johnson & Johnson	40,000	2,369
		8,289
Primary Metal Industries - 1.1%
Hubbell, Inc.-Class B	40,000	2,050
Printing & Publishing - 3.3%
McGraw-Hill Cos., Inc. (The)	104,000	5,992
Research & Testing Services - 0.9%
Affymetrix, Inc. ‡	50,000	1,647
Restaurants - 2.3%
Starbucks Corp. ‡	110,000	4,140
Retail Trade - 1.8%
Staples, Inc.	130,000	3,318

Rubber & Misc. Plastic Products - 2.0%
NIKE, Inc.-Class B	30,000	$2,553
Sealed Air Corp.	20,000	1,157
		3,710
Security & Commodity Brokers - 7.1%
American Express Co.	100,000	5,255
Ameriprise Financial, Inc.	80,000	3,605
Chicago Mercantile Exchange	9,000	4,028
		12,888
Telecommunications - 2.0%
Verizon Communications, Inc.	108,000	3,678
Transportation & Public Utilities - 1.4%
Expeditors International of Washington, Inc.	30,000	2,592
Water Transportation - 1.6%
Carnival Corp.	60,000	2,842
Wholesale Trade Durable Goods - 2.1%
Grainger (W.W.), Inc.	50,000	3,768
Total Common Stocks (cost: $149,068)		178,888
Total Investment Securities (cost: $149,068) #		$178,888

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $149,035. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $32,595 and $2,742, respectively. Net unrealized appreciation for tax purposes is $29,853.

TRANSAMERICA PREMIER EQUITY FUND

Schedule of Investments - March 31, 2006 - (all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Business Services - 5.4%
eBay, Inc. ‡	330,000	$12,890
Moody’s Corp.	200,000	14,292
		27,182
Chemicals & Allied Products - 6.1%
Praxair, Inc.	275,000	15,166
Procter & Gamble Co.	270,000	15,557
		30,723
Communication - 1.8%
XM Satellite Radio Holdings, Inc.-Class A ‡	400,000	8,908
Communications Equipment - 5.0%
QUALCOMM, Inc.	500,000	25,305
Computer & Data Processing Services - 6.3%
Intuit, Inc. ‡	275,000	14,627
Microsoft Corp.	630,000	17,142
		31,769
Computer & Office Equipment - 5.0%
Apple Computer, Inc. ‡	200,000	12,544
Sandisk Corp. ‡	225,000	12,942
		25,486
Drug Stores & Proprietary Stores - 2.9%
Walgreen Co.	340,000	14,664
Electronic & Other Electric Equipment - 2.3%
General Electric Co.	330,000	11,477
Engineering & Management Services - 3.4%
Jacobs Engineering Group, Inc. ‡	200,000	17,348
Hotels & Other Lodging Places - 5.5%
Marriott International, Inc.-Class A	220,000	15,092
MGM Mirage, Inc. ‡	300,000	12,927
		28,019
Industrial Machinery & Equipment - 3.6%
Caterpillar, Inc.	250,000	17,953
Insurance - 3.5%
WellPoint, Inc. ‡	230,000	17,809
Management Services - 2.6%
Paychex, Inc.	320,000	13,331
Medical Instruments & Supplies - 2.9%
Zimmer Holdings, Inc. ‡	220,000	14,872

Oil & Gas Extraction - 6.0%
Anadarko Petroleum Corp.	110,000	$11,111
Schlumberger, Ltd.	150,000	18,986
		30,097
Petroleum Refining - 3.0%
Suncor Energy, Inc.	200,000	15,404
Pharmaceuticals - 5.8%
Allergan, Inc.	120,000	13,020
Genentech, Inc. ‡	190,000	16,057
		29,077
Printing & Publishing - 3.6%
McGraw-Hill Cos., Inc. (The)	320,000	18,438
Retail Trade - 3.0%
Staples, Inc.	600,000	15,312
Security & Commodity Brokers - 10.7%
American Express Co.	350,000	18,393
Ameriprise Financial, Inc.	290,000	13,067
Chicago Mercantile Exchange	50,000	22,375
		53,835
Telecommunications - 2.3%
Sprint Nextel Corp.	440,000	11,370
Transportation & Public Utilities - 3.8%
Expeditors International of Washington, Inc.	220,000	19,006
Trucking & Warehousing - 3.1%
United Parcel Service, Inc.-Class B	200,000	15,876
Total Common Stocks (cost: $388,940)		493,261
Total Investment Securities (cost: $388,940) #		$493,261

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $389,801. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $104,651 and $1,191, respectively. Net unrealized appreciation for tax purposes is $103,460.

TRANSAMERICA PREMIER FOCUS FUND

Schedule of Investments - March 31, 2006 - (all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Business Services - 2.3%
Jupitermedia Corp. ‡	133,260	$2,396
Chemicals & Allied Products - 2.4%
Praxair, Inc.	45,660	2,518
Communication - 3.0%
XM Satellite Radio Holdings, Inc.-Class A ‡	138,920	3,094
Communications Equipment - 6.5%
QUALCOMM, Inc.	131,750	6,668
Computer & Data Processing Services - 4.0%
SafeNet, Inc. ‡	72,201	1,912
Websense, Inc. ‡	80,974	2,233
		4,145
Computer & Office Equipment - 15.4%
Apple Computer, Inc. ‡	137,754	8,640
Sandisk Corp. ‡	125,610	7,225
		15,865
Educational Services - 4.0%
Strayer Education, Inc.	40,233	4,114
Electronic & Other Electric Equipment - 3.1%
General Electric Co.	93,251	3,243
Electronic Components & Accessories - 1.2%
Advanced Micro Devices, Inc. ‡	36,920	1,224
Engineering & Management Services - 5.1%
Jacobs Engineering Group, Inc. ‡	60,782	5,272
Entertainment - 0.0%
International Game Technology	125	4
Holding & Other Investment Offices - 2.0%
Plum Creek Timber Co., Inc.	54,795	2,024
Hotels & Other Lodging Places - 3.6%
Las Vegas Sands Corp. ‡	65,470	3,710
Industrial Machinery & Equipment - 2.0%
Caterpillar, Inc.	28,790	2,067
Insurance - 5.3%
WellPoint, Inc. ‡	71,190	5,512
Management Services - 2.4%
CRA International, Inc. ‡	50,033	2,465
Medical Instruments & Supplies - 4.7%
Coherent, Inc. ‡	71,990	2,528
Zimmer Holdings, Inc. ‡	34,210	2,313
		4,841

Motion Pictures - 5.8%
Lions Gate Entertainment Corp. ‡	105,970	$1,076
Macrovision Corp. ‡	221,511	4,907
		5,983
Oil & Gas Extraction - 2.4%
Helmerich & Payne, Inc.	35,766	2,497
Pharmaceuticals - 11.8%
Allergan, Inc.	46,290	5,022
Cambrex Corp.	107,690	2,104
Genentech, Inc. ‡	59,110	4,995
		12,121
Retail Trade - 3.0%
Blue Nile, Inc. ‡	35,420	1,246
Petco Animal Supplies, Inc. ‡	78,370	1,847
		3,093
Rubber & Misc. Plastic Products - 1.4%
NIKE, Inc.-Class B	16,930	1,441
Security & Commodity Brokers - 7.9%
American Express Co.	43,230	2,272
Chicago Mercantile Exchange	13,133	5,877
		8,149
Total Common Stocks (cost: $80,643)		102,446
Total Investment Securities (cost: $80,643) #		$102,446

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

#

Aggregate cost for Federal income tax purposes is $80,637. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $22,563 and $754, respectively. Net unrealized appreciation for tax purposes is $21,809.

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

Schedule of Investments - March 31, 2006 - (all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Amusement & Recreation Services - 3.1%
Station Casinos, Inc.	66,890	$5,309
Automotive - 1.2%
ITT Industries, Inc.	36,138	2,032
Commercial Banks - 2.8%
Wintrust Financial Corp.	83,950	4,883
Communication - 6.7%
Global Payments, Inc.	141,582	7,505
XM Satellite Radio Holdings, Inc.-Class A ‡	177,138	3,945
		11,450
Computer & Data Processing Services - 7.1%
Digital Insight Corp. ‡	110,570	4,025
Intuit, Inc. ‡	18,810	1,001
NAVTEQ Corp. ‡	99,700	5,050
THQ, Inc. ‡	78,460	2,031
		12,107
Computer & Office Equipment - 3.3%
Sandisk Corp. ‡	99,250	5,709
Educational Services - 1.2%
Strayer Education, Inc.	20,190	2,065
Electronic Components & Accessories - 0.5%
Microchip Technology, Inc.	24,000	871
Engineering & Management Services - 5.2%
Jacobs Engineering Group, Inc. ‡	103,220	8,953
Hardware Stores - 4.6%
Fastenal Co.	166,280	7,872
Hotels & Other Lodging Places - 2.8%
Hilton Hotels Corp.	99,960	2,545
Las Vegas Sands Corp. ‡	38,400	2,176
		4,721
Industrial Machinery & Equipment - 15.5%
Cooper Cameron Corp. ‡	162,280	7,153
Graco, Inc.	163,220	7,415
Grant Prideco, Inc. ‡	152,640	6,539
Kennametal, Inc.	89,305	5,460
		26,567
Medical Instruments & Supplies - 2.9%
Techne Corp. ‡	82,450	4,959
Motion Pictures - 1.2%
Macrovision Corp. ‡	94,710	2,098

Oil & Gas Extraction - 0.7%
Forest Oil Corp. ‡	32,790	$1,219
Paperboard Containers & Boxes - 2.5%
Packaging Corp. of America	192,430	4,318
Personal Credit Institutions - 1.2%
Financial Federal Corp.	67,605	1,981
Personal Services - 2.8%
Jackson Hewitt Tax Service, Inc.	25,530	806
Weight Watchers International, Inc.	76,134	3,913
		4,719
Pharmaceuticals - 1.0%
Endo Pharmaceuticals Holdings, Inc. ‡	50,010	1,641
Research & Testing Services - 2.7%
Affymetrix, Inc. ‡	140,980	4,642
Restaurants - 2.4%
PF Chang’s China Bistro, Inc. ‡	82,690	4,076
Retail Trade - 3.1%
Blue Nile, Inc. ‡	152,780	5,376
Security & Commodity Brokers - 5.9%
BlackRock, Inc.-Class A	72,320	10,125
Telecommunications - 3.3%
NeuStar, Inc.-Class A ‡	184,770	5,728
Transportation & Public Utilities - 11.8%
CH Robinson Worldwide, Inc.	204,050	10,017
Expeditors International of Washington, Inc.	117,780	10,175
		20,192
Total Common Stocks (cost: $113,993)		163,613
Total Investment Securities (cost: $113,993) #		$163,613

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $114,003. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $51,925 and $2,315, respectively. Net unrealized appreciation for tax purposes is $49,610.

TRANSAMERICA PREMIER BALANCED FUND

Schedule of Investments - March 31, 2006 - (all amounts except share amounts in thousands)
(unaudited)

			Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 6.1%
U.S. Treasury Bond	6.13%	11/15/2027	$1,700	$1,936
	5.38%	02/15/2031	5,313	5,594
U.S. Treasury Note	4.50%	02/28/2011	1,920	1,893
	4.25%	08/15/2015	3,770	3,593
	4.50%	11/15/2015	4,765	4,625
	4.50%	02/15/2016	2,516	2,448
Total U.S. Government Obligations (cost: $20,805)				20,089
ASSET-BACKED SECURITIES - 1.1%
Harley-Davidson Motorcycle Trust, Series 2005-4, Class A1	4.78%	11/15/2010	1,678	1,673
Honda Auto Receivables Owner Trust, Series 2005-A Class A3	4.46%	05/21/2009	690	683
MBNA Credit Card Master Note Trust, Series 2003-A6 Class A6	2.75%	10/15/2010	1,250	1,190
Total Asset-Backed Securities (cost: $3,566)				3,546
CORPORATE DEBT SECURITIES - 18.7%
Agriculture - 0.2%
Dole Food Co., Inc.	8.63%	05/01/2009	475	480
Michael Foods, Inc.	8.00%	11/15/2013	280	287
				767
Amusement & Recreation Services - 0.7%
Harrah’s Operating Co., Inc.	5.50%	07/01/2010	2,390	2,368
Beverages - 0.8%
Bottling Group LLC	2.45%	10/16/2006	1,100	1,084
Cia Brasileira de Bebidas	8.75%	09/15/2013	450	520
Coca-Cola Enterprises, Inc.	2.50%	09/15/2006	1,000	987
				2,591
Business Credit Institutions - 0.8%
Pemex Finance, Ltd.	9.03%	02/15/2011	1,080	1,168
Textron Financial Corp.	2.69%	10/03/2006	1,500	1,482
				2,650
Business Services - 0.1%
Hertz Corp.-144A	8.88%	01/01/2014	500	521
Chemicals & Allied Products - 1.4%
ICI Wilmington, Inc.	4.38%	12/01/2008	1,150	1,109
Lubrizol Corp.	4.63%	10/01/2009	1,640	1,590
Monsanto Co.	5.50%	07/30/2035	900	816
Nalco Co.	7.75%	11/15/2011	300	305
Potash Corp. of Saskatchewan	7.13%	06/15/2007	700	713
				4,533

Commercial Banks - 2.2%
Abbey National PLC (a)	7.35%	06/15/2049	$1,000	$1,013
Barclays Bank PLC (a)	6.28%	12/15/2034	782	751
Dresdner Funding Trust I-144A §	8.15%	06/30/2031	625	731
HBOS PLC-144A (a)	5.92%	09/01/2049	800	774
Sumitomo Mitsui Banking-144A (a)	5.63%	07/15/2049	920	894
US Bank NA	3.75%	02/06/2009	1,000	960
Wachovia Capital Trust III (a)	5.80%	03/15/2049	1,260	1,239
ZFS Finance USA Trust I-144A (a) §	6.45%	12/15/2065	935	901
				7,263
Communication - 0.1%
Comcast Corp.	7.05%	03/15/2033	420	434
Computer & Office Equipment - 0.2%
Pitney Bowes, Inc.	5.00%	03/15/2015	750	717
Department Stores - 0.6%
Meyer (Fred) Stores, Inc.	7.45%	03/01/2008	1,500	1,551
Neiman-Marcus Group, Inc.-144A	9.00%	10/15/2015	400	425
				1,976
Electric Services - 0.7%
Dominion Resources, Inc.	5.69%	05/15/2008	810	812
DPL, Inc.	8.25%	03/01/2007	318	327
PSEG Funding Trust	5.38%	11/16/2007	1,250	1,246
				2,385
Electric, Gas & Sanitary Services - 0.3%
NiSource Finance Corp.	7.88%	11/15/2010	825	896
Food & Kindred Products - 0.4%
Campbell Soup Co.	6.90%	10/15/2006	1,000	1,007
Tyson Foods, Inc.	6.60%	04/01/2016	270	267
				1,274
Food Stores - 0.5%
Safeway, Inc.	6.50%	03/01/2011	1,200	1,237
Stater Brothers Holdings, Inc.	8.13%	06/15/2012	400	402
				1,639
Gas Production & Distribution - 0.5%
Oneok, Inc.	5.51%	02/16/2008	1,560	1,558
Holding & Other Investment Offices - 1.8%
Berkshire Hathaway Finance Corp.	3.40%	07/02/2007	1,250	1,221
BRE Properties, Inc.	5.75%	09/01/2009	1,300	1,309
Hutchison Whampoa International, Ltd.-144A	7.45%	11/24/2033	495	542
iStar Financial, Inc.	4.88%	01/15/2009	1,700	1,670
Plum Creek Timberlands, LP	5.88%	11/15/2015	580	570
Tanger Factory Outlet Centers REIT	6.15%	11/15/2015	785	768
				6,080
Hotels & Other Lodging Places - 0.2%
Station Casinos, Inc.	6.88%	03/01/2016	300	303
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	6.63%	12/01/2014	325	317
				620

Industrial Machinery & Equipment - 0.1%
Cummins, Inc.	7.13%	03/01/2028	$270	$277
Insurance - 0.4%
Reinsurance Group of America (a)	6.75%	12/15/2065	400	380
Wellpoint Health Networks, Inc.	6.38%	06/15/2006	1,000	1,003
				1,383
Metal Mining - 0.7%
Barrick Gold Finance, Inc.	7.50%	05/01/2007	1,275	1,303
Phelps Dodge Corp.	9.50%	06/01/2031	595	774
Teck Cominco, Ltd.	6.13%	10/01/2035	425	401
				2,478
Mortgage Bankers & Brokers - 0.8%
Glencore Funding LLC-144A	6.00%	04/15/2014	385	367
ILFC E-Capital Trust II-144A (a)	6.25%	12/21/2065	450	432
Kinder Morgan Finance Co., ULC	6.40%	01/05/2036	430	420
MUFG Capital Finance 1, Ltd. (a)	6.35%	07/29/2049	445	440
Rio Tinto Finance USA, Ltd.	5.75%	07/03/2006	1,000	1,002
				2,661
Motion Pictures - 0.2%
Time Warner, Inc.	9.13%	01/15/2013	500	580
Oil & Gas Extraction - 0.2%
Husky Oil, Ltd. (a)	8.90%	08/15/2028	135	143
Nexen, Inc.	5.88%	03/10/2035	420	393
				536
Personal Credit Institutions - 0.2%
HSBC Finance Capital Trust IX (a)	5.91%	11/30/2035	600	590
Petroleum Refining - 0.5%
Enterprise Products Operating, LP, Series B	4.00%	10/15/2007	1,290	1,262
Valero Energy Corp.	7.50%	04/15/2032	250	288
				1,550
Primary Metal Industries - 0.1%
Noranda, Inc.	6.00%	10/15/2015	385	377
Printing & Publishing - 0.4%
Media General, Inc.	6.95%	09/01/2006	820	823
News America Holdings, Inc.	7.75%	12/01/2045	480	519
				1,342
Radio & Television Broadcasting - 0.4%
Chancellor Media Corp.	8.00%	11/01/2008	430	452
Univision Communications, Inc.	7.85%	07/15/2011	800	840
				1,292
Real Estate - 0.5%
Colonial Realty, LP	7.00%	07/14/2007	1,530	1,554
Restaurants - 0.0%
Landry’s Restaurants, Inc., Series B	7.50%	12/15/2014	100	97

Security & Commodity Brokers - 0.8%
BNP U.S. Funding LLC-144A (a) §	7.74%	12/29/2049	$1,000	$1,034
Countrywide Financial Corp., Series A	4.50%	06/15/2010	1,350	1,294
E*Trade Financial Corp.	8.00%	06/15/2011	300	313
				2,641
Telecommunications - 0.9%
SBC Communications, Inc.	5.75%	05/02/2006	1,000	1,000
Sprint Capital Corp.	8.75%	03/15/2032	350	439
Verizon Global Funding Corp.	6.13%	06/15/2007	1,000	1,009
	7.75%	12/01/2030	390	432
				2,880
Water Transportation - 0.9%
Carnival Corp.	3.75%	11/15/2007	1,700	1,658
Royal Caribbean Cruises, Ltd.	8.75%	02/02/2011	1,100	1,220
				2,878
Wholesale Trade Nondurable Goods - 0.1%
Domino’s, Inc.	8.25%	07/01/2011	400	412
Total Corporate Debt Securities (cost: $63,040)				61,800

	Shares	Value
PREFERRED STOCKS - 0.3%
Telecommunications - 0.3%
Centaur Funding Corp.-144A ‡ §	690	$854
Total Preferred Stocks (cost: $768)		854
COMMON STOCKS - 72.0%
Air Transportation - 2.7%
FedEx Corp.	80,000	9,035
Automotive - 4.0%
Harley-Davidson, Inc.	130,000	6,744
PACCAR, Inc.	90,000	6,343
		13,087
Business Services - 1.2%
eBay, Inc. ‡	100,000	3,906
Chemicals & Allied Products - 1.8%
Procter & Gamble Co.	103,625	5,971
Communication - 1.0%
XM Satellite Radio Holdings, Inc.-Class A ‡	150,000	3,340
Communications Equipment - 3.1%
QUALCOMM, Inc.	200,000	10,122
Computer & Data Processing Services - 2.0%
Intuit, Inc. ‡	45,650	2,428
Microsoft Corp.	150,000	4,082
		6,510

Computer & Office Equipment - 4.1%
Apple Computer, Inc. ‡	80,000	$5,018
Sandisk Corp. ‡	150,000	8,628
		13,646
Drug Stores & Proprietary Stores - 1.1%
Walgreen Co.	80,000	3,450
Electronic & Other Electric Equipment - 1.1%
General Electric Co.	100,000	3,478
Engineering & Management Services - 5.3%
Jacobs Engineering Group, Inc. ‡	200,000	17,348
Hotels & Other Lodging Places - 3.8%
Marriott International, Inc.-Class A	120,000	8,232
MGM Mirage, Inc. ‡	100,000	4,309
		12,541
Industrial Machinery & Equipment - 7.1%
Caterpillar, Inc.	200,000	14,362
Kennametal, Inc.	150,000	9,171
		23,533
Insurance - 1.9%
WellPoint, Inc. ‡	80,000	6,194
Medical Instruments & Supplies - 1.2%
Zimmer Holdings, Inc. ‡	60,000	4,056
Oil & Gas Extraction - 5.6%
Anadarko Petroleum Corp.	50,000	5,051
Apache Corp.	70,000	4,586
Schlumberger, Ltd.	70,000	8,860
		18,497
Petroleum Refining - 2.3%
Suncor Energy, Inc.	100,000	7,702
Pharmaceuticals - 3.2%
Amgen, Inc. ‡	100,000	7,275
Genentech, Inc. ‡	40,000	3,380
		10,655
Primary Metal Industries - 1.0%
Hubbell, Inc.-Class B	67,000	3,434
Printing & Publishing - 4.0%
McGraw-Hill Cos., Inc. (The)	230,000	13,253
Restaurants - 1.4%
Starbucks Corp. ‡	120,500	4,536
Retail Trade - 0.9%
Staples, Inc.	120,000	3,062
Security & Commodity Brokers - 6.8%
American Express Co.	150,000	7,883
Ameriprise Financial, Inc.	120,000	5,407
Chicago Mercantile Exchange	20,000	8,950
		22,240

Transportation & Public Utilities - 3.1%
Expeditors International of Washington, Inc.	120,000	$10,367
Wholesale Trade Durable Goods - 2.3%
Grainger (W.W.), Inc.	100,000	7,535
Total Common Stocks (cost: $162,361)		237,498
Total Investment Securities (cost: $250,540) #		$323,787

NOTES TO SCHEDULE OF INVESTMENTS:

(a)

Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of March 31, 2006. The security has a perpetual maturity. The date shown is the call date.

‡	Non-income producing.
§	Security is deemed to be illiquid.
#

Aggregate cost for Federal income tax purposes is $251,276. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $77,075 and $4,564, respectively. Net unrealized appreciation for tax purposes is $72,511.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $7,475 or 2.3% of the net assets of the Fund.

CMT	Constant Maturity Treasury Index
LIBOR	London Interbank Offer Rate
REIT	Real Estate Investment Trust

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Schedule of Investments - March 31, 2006 - (all amounts except share amounts in thousands)
(unaudited)

			Principal Amount	Value
CORPORATE DEBT SECURITIES - 79.5%
Aerospace - 0.9%
DRS Technologies, Inc.	7.63%	02/01/2018	$ 500	$ 517
Vought Aircraft Industries, Inc.	8.00%	07/15/2011	500	472
				989
Agriculture - 3.6%
Dole Food Co., Inc.	8.63%	05/01/2009	2,000	2,020
	8.88%	03/15/2011	20	20
Michael Foods, Inc.	8.00%	11/15/2013	2,000	2,047
				4,087
Amusement & Recreation Services - 3.1%
Speedway Motorsports, Inc.	6.75%	06/01/2013	1,500	1,507
Virgin River Casino Corp./RBG LLC/B&BB, Inc. (a)	9.00%	01/15/2012	1,000	1,020
Warner Music Group	7.38%	04/15/2014	1,000	995
				3,522
Automotive - 1.6%
General Motors Acceptance Corp.	6.75%	12/01/2014	2,000	1,803
Automotive Dealers & Service Stations - 4.0%
Asbury Automotive Group, Inc.	8.00%	03/15/2014	1,000	1,007
Group 1 Automotive, Inc.	8.25%	08/15/2013	1,000	1,015
Petro Stopping Centers, LP / Petro Financial Corp.	9.00%	02/15/2012	2,500	2,525
				4,547
Business Services - 3.7%
Cardtronics, Inc.-144A	9.25%	08/15/2013	1,000	1,005
Hertz Corp.-144A	8.88%	01/01/2014	2,000	2,085
Jacuzzi Brands, Inc.	9.63%	07/01/2010	1,000	1,077
				4,167
Chemicals & Allied Products - 3.6%
Ineos Group Holdings PLC-144A	8.50%	02/15/2016	2,000	1,910
Nalco Co.	8.88%	11/15/2013	1,000	1,045
Resolution Performance Products LLC/RPP Capital Corp.	8.00%	12/15/2009	1,000	1,035
				3,990
Communication - 4.1%
Echostar DBS Corp.-144A	7.13%	02/01/2016	1,500	1,483
Intelsat Subsidiary Holding Co., Ltd.	8.25%	01/15/2013	1,000	1,022
Kabel Deutschland GmbH-144A §	10.63%	07/01/2014	2,000	2,145
				4,650

Communications Equipment - 1.7%
Inmarsat Finance PLC (b)	0.00%	11/15/2012	$ 1,000	$ 855
New Skies Satellites NV	9.13%	11/01/2012	1,000	1,077
				1,932
Department Stores - 3.6%
Bon-Ton Stores (The), Inc.-144A	10.25%	03/15/2014	2,000	1,934
Neiman-Marcus Group, Inc.-144A	10.38%	10/15/2015	2,000	2,135
				4,069
Electric Services - 0.7%
Tenaska Alabama Partners, LP-144A	7.00%	06/30/2021	739	745
Electronic Components & Accessories - 0.9%
Alliance One International, Inc.	11.00%	05/15/2012	1,000	965
Fabricated Metal Products - 2.2%
Alliant Techsystems, Inc.	6.75%	04/01/2016	1,000	1,015
Commercial Vehicle Group, Inc.	8.00%	07/01/2013	1,500	1,507
				2,522
Finance - 1.8%
American Real Estate Partners, LP	8.13%	06/01/2012	1,000	1,032
American Real Estate Partners, LP/American Real Estate Finance Corp.	7.13%	02/15/2013	1,000	990
				2,022
Food & Kindred Products - 1.9%
Doane Pet Care Co.	10.63%	11/15/2015	1,000	1,065
Reddy Ice Holdings, Inc. (c)	0.00%	11/01/2012	1,250	1,012
				2,077
Food Stores - 1.8%
Stater Brothers Holdings, Inc.	8.13%	06/15/2012	2,000	2,008
Gas Production & Distribution - 3.2%
EL Paso Production Holding Co.	7.75%	06/01/2013	1,000	1,041
SemGroup, LP-144A	8.75%	11/15/2015	1,000	1,025
Targa Resources, Inc.-144A	8.50%	11/01/2013	1,500	1,568
				3,634
Hotels & Other Lodging Places - 4.6%
155 East Tropicana LLC/155 East Tropicana Finance Corp.	8.75%	04/01/2012	2,000	1,985
Intrawest Corp.	7.50%	10/15/2013	1,000	1,019
Majestic Star Casino LLC/ Majestic Star Casino Cap	9.50%	10/15/2010	1,000	1,065
Mandalay Resort Group	9.38%	02/15/2010	58	63
Station Casinos, Inc.	6.88%	03/01/2016	1,000	1,010
				5,142
Industrial Machinery & Equipment - 4.6%
Case New Holland, Inc.	9.25%	08/01/2011	1,000	1,073
Douglas Dynamics LLC-144A	7.75%	01/15/2012	1,000	975
Gardner Denver, Inc.	8.00%	05/01/2013	1,000	1,055
Goodman Global Holding Co., Inc.	7.88%	12/15/2012	1,000	993
Mueller Group, Inc.	10.00%	05/01/2012	1,000	1,100
				5,196

Mortgage Bankers & Brokers - 4.1%
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series B (d)	0.00%	10/01/2014	$ 1,625	$ 1,268
Innophos Investments Holdings, Inc. *	12.75%	02/15/2015	1,189	1,204
Stripes Acquisition LLC/Susser Finance Corp.-144A	10.63%	12/15/2013	2,000	2,108
				4,580
Oil & Gas Extraction - 6.9%
Chaparral Energy, Inc.-144A	8.50%	12/01/2015	1,000	1,045
Chesapeake Energy Corp.	6.50%	08/15/2017	1,000	993
Delta Petroleum Corp.	7.00%	04/01/2015	1,000	920
Energy Partners, Ltd.	8.75%	08/01/2010	1,000	1,028
Mission Resources Corp.	9.88%	04/01/2011	1,000	1,070
Ocean Rig Norway AS -144A	8.38%	07/01/2013	1,000	1,070
Petrobras International Finance Co.	7.75%	09/15/2014	1,500	1,631
				7,757
Paper & Allied Products - 0.8%
Graphic Packaging International Corp.	9.50%	08/15/2013	1,000	940
Paperboard Containers & Boxes - 0.9%
Graham Packaging Co., Inc.	9.88%	10/15/2014	1,000	1,018
Primary Metal Industries - 1.8%
Edgen Acquisition Corp.	9.88%	02/01/2011	1,000	1,000
Texas Industries, Inc.	7.25%	07/15/2013	1,000	1,035
				2,035
Printing & Publishing - 1.9%
RH Donnelley Corp.-144A	8.88%	01/15/2016	2,000	2,090
Restaurants - 1.8%
Carrols Corp.	9.00%	01/15/2013	2,000	2,020
Rubber & Misc. Plastic Products - 1.0%
NTK Holdings, Inc. (e)	0.00%	03/01/2014	1,500	1,103
Security & Commodity Brokers - 1.4%
E*Trade Financial Corp.	8.00%	06/15/2011	1,500	1,566
Stone, Clay & Glass Products - 0.9%
Owens-Brockway	8.25%	05/15/2013	1,000	1,050
Telecommunications - 1.0%
UbiquiTel Operating Co.	9.88%	03/01/2011	1,000	1,098
Transportation & Public Utilities - 0.9%
Pacific Energy Partners, LP / Pacific Energy Finance Corp.	6.25%	09/15/2015	1,000	980
Water Transportation - 0.9%
Gulfmark Offshore, Inc.	7.75%	07/15/2014	1,000	1,025
Wholesale Trade Durable Goods - 1.8%
Leslie’s Poolmart	7.75%	02/01/2013	1,000	1,010
Wesco Distribution, Inc.-144A	7.50%	10/15/2017	1,000	1,020
				2,030

Wholesale Trade Nondurable Goods - 1.8%
Domino’s, Inc.	8.25%	07/01/2011	$ 1,959	$ 2,018
Total Corporate Debt Securities (cost: $87,718)				89,377
CONVERTIBLE BOND - 14.3%
Aerospace - 1.1%
Armor Holdings, Inc. (f)	2.00%	11/01/2024	1,000	1,217
Amusement & Recreation Services - 0.9%
Virgin River Casino Corp./RBG LLC/B&BB, Inc. (a)	0.00%	01/15/2013	1,500	1,020
Chemicals & Allied Products - 0.9%
Innophos, Inc.	8.88%	08/15/2014	1,000	1,045
Communication - 1.5%
XM Satellite Radio Holdings, Inc.	1.75%	12/01/2009	2,000	1,685
Computer & Data Processing Services - 1.7%
Openwave Systems, Inc.	2.75%	09/09/2008	1,500	1,935
Computer & Office Equipment - 1.1%
Scientific Games Corp.	0.75%	12/01/2024	1,000	1,282
Electronic Components & Accessories - 2.3%
Intel Corp.-144A	2.95%	12/15/2035	3,000	2,587
Manufacturing Industries - 1.8%
Shuffle Master, Inc.	1.25%	04/15/2024	1,500	2,018
Oil & Gas Extraction - 0.9%
Halliburton Co.	3.13%	07/15/2023	500	991
Radio, Television & Computer Stores - 0.8%
Guitar Center, Inc.	4.00%	07/15/2013	650	911
Water Transportation - 1.3%
Carnival Corp. (g)	1.13%	04/29/2033	2,000	1,410
Total Convertible Bond (cost: $15,600)				16,101

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.9%
Electric Services - 0.9%
NRG Energy, Inc. ‡	4,000	$ 963
Total Convertible Preferred Stocks (cost: $1,000)		963
Total Investment Securities (cost: $104,318) #		$ 106,441

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Virgin River Casino Corp./RBG LLC/B&BB, Inc. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

(b)	Inmarsat Finance PLC has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 10.38%.
(c)	Reddy Ice Holdings, Inc. has a coupon rate of 0.00% until 11/01/2008, thereafter the coupon rate will be 10.50%.
(d)	Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series B has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.50%.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
(e)	NTK Holding, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.
(f)	Armor Holding, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.
(g)	Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.
‡	Non-income producing.
§	Security is deemed to be illiquid.
#

Aggregate cost for Federal income tax purposes is $104,394. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,445 and $1,398, respectively. Net unrealized appreciation for tax purposes is $2,047.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $26,930 or 24.0% of the net assets of the Fund.

TRANSAMERICA PREMIER CASH RESERVE FUND

Schedule of Investments - March 31, 2006 - (all amounts in thousands)
(unaudited)

			Principal
			Amount	Value
COMMERCIAL PAPER - 75.1%
Automotive - 2.5%
BMW US Capital LLC-144A	4.73%	04/13/2006	$400	$399
Harley-Davidson, Inc.-144A	4.75%	04/18/2006	600	599
				998
Business Credit Institutions - 9.2%
Old Line Funding Corp.-144A	4.57%	04/12/2006	900	899
	4.60%	04/21/2006	260	259
	4.70%	05/22/2006	750	745
Paccar Financial Corp.	4.53%	04/04/2006	1,200	1,200
	4.54%	04/24/2006	600	598
				3,701
Commercial Banks - 22.8%
Bank of America Corp.	4.59%	04/25/2006	550	548
Barclays U.S. Funding Corp.	4.43%	04/06/2006	500	500
HBOS Treasury Services	4.77%	05/23/2006	800	794
	4.82%	06/16/2006	1,200	1,188
Ranger Funding Co. LLC-144A	4.42%	04/03/2006	790	790
Royal Bank of Scotland	4.75%	05/02/2006	350	349
	4.75%	05/03/2006	300	299
	4.75%	05/17/2006	1,000	994
State Street Boston Corp.	4.57%	04/05/2006	250	250
	4.57%	04/06/2006	1,200	1,199
	4.59%	04/11/2006	500	499
UBS Finance Delaware LLC	4.58%	04/05/2006	1,500	1,499
	4.71%	05/22/2006	250	248
				9,157
Food & Kindred Products - 0.6%
Nestle Capital Corp.-144A	4.69%	04/19/2006	250	249
Holding & Other Investment Offices - 3.5%
Export Development Canada	4.55%	04/03/2006	1,400	1,400
Metal Mining - 4.7%
BHP Billiton Finance USA, Ltd.-144A	4.73%	04/21/2006	900	898
	4.82%	05/25/2006	1,000	993
				1,891
Mortgage Bankers & Brokers - 8.7%
Barclays U.S. Funding Corp.	4.63%	04/27/2006	800	797
	4.72%	05/15/2006	700	696
CAFCO LLC-144A	4.66%	04/21/2006	800	798
	4.72%	05/12/2006	700	696
Ciesco LLC-144A	4.67%	05/09/2006	500	498
				3,485
Oil & Gas Extraction - 4.7%
Total Capital SA-144A	4.60%	05/10/2006	1,900	1,891

Personal Credit Institutions - 15.6%
American Honda Finance Corp.	4.52%	04/04/2006	$250	$250
	4.52%	04/10/2006	1,000	999
	4.53%	04/10/2006	615	614
General Electric Capital Corp.	4.53%	04/03/2006	600	600
	4.54%	04/07/2006	800	799
	4.65%	05/22/2006	250	248
International Lease Finance Corp.	4.73%	05/15/2006	1,000	994
	4.80%	06/08/2006	1,000	991
Toyota Motor Credit Corp.	4.74%	05/11/2006	750	746
				6,241
Wholesale Trade Nondurable Goods - 2.8%
Unilever Capital Corp.-144A	4.59%	04/07/2006	1,100	1,099
Total Commercial Paper (cost: $30,112)				30,112
SHORT-TERM OBLIGATIONS - 17.4%
Caterpillar Financial Services Corp.	5.95%	05/01/2006	1,900	1,902
Bank of America Corp.	7.20%	04/15/2006	500	500
BP Capital Markets PLC	2.35%	06/15/2006	1,800	1,792
Toyota Motor Credit Corp.	3.00%	06/09/2006	950	947
Goldman Sachs Group, Inc., Series B *	4.78%	04/20/2006	1,850	1,850
Total Short-Term Obligations (cost: $6,991)				6,991
CERTIFICATES OF DEPOSIT - 6.4%
Wells Fargo Bank NA	4.75%	04/27/2006	900	900
Toronto Dominion Bank, Ltd.	4.64%	05/08/2006	450	450
	4.91%	06/29/2006	1,200	1,200
Total Certificates Of Deposit (cost: $2,550)				2,550
Total Investment Securities (cost: $39,653)				$39,653

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of March 31, 2006.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $10,813 or 27.0% of the net assets of the Fund.

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

Schedule of Investments - March 31, 2006 - (all amounts in thousands)
(unaudited)

			Principal
			Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 21.9%
U.S. Treasury Bond	6.13%	11/15/2027	$31	$35
	5.38%	02/15/2031	31	33
U.S. Treasury Note	4.38%	11/15/2008	40	39
	4.38%	12/15/2010	30	29
	4.50%	02/28/2011	14	14
	4.50%	11/15/2015	64	62
	4.50%	02/15/2016	12	12
Total U.S. Government Obligations (cost: $231)				224
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.3%
Fannie Mae	5.50%	03/01/2018	16	16
	6.00%	05/01/2032	15	15
	6.00%	08/01/2034	16	16
	5.50%	05/01/2035	18	18
	5.50%	05/01/2035	18	18
	5.00%	07/01/2035	48	45
Freddie Mac-Gold Pool	4.90%	11/03/2008	10	10
	5.50%	11/01/2018	17	17
	6.00%	11/01/2033	14	14
	5.50%	02/01/2035	17	17
	5.50%	06/01/2035	18	18
	5.00%	07/01/2035	24	23
Total U.S. Government Agency Obligations (cost: $233)				227
ASSET-BACKED SECURITIES - 4.8%
Honda Auto Receivables Owner Trust, Series 2005-A Class A3	4.46%	05/21/2009	7	7
MBNA Credit Card Master Note Trust, Series 2003-A6 Class A6	2.75%	10/15/2010	26	25
USAA Auto Owner Trust, Series 2005-3, Class A2	4.52%	06/16/2008	17	17
Total Asset-Backed Securities (cost: $49)				49
CORPORATE DEBT SECURITIES - 48.7%
Aerospace - 1.3%
Boeing Co. (The)	8.75%	08/15/2021	10	13
Agriculture - 0.5%
Michael Foods, Inc.	8.00%	11/15/2013	5	5
Amusement & Recreation Services - 0.8%
Harrah’s Operating Co., Inc.	5.50%	07/01/2010	8	8

Beer, Wine & Distilled Beverages - 0.2%
Foster’s Finance Corp.-144A	5.88%	06/15/2035	$2	$2
Chemicals & Allied Products - 7.1%
Cytec Industries, Inc.	5.50%	10/01/2010	5	5
Dow Chemical Co. (The)	5.00%	11/15/2007	6	6
ICI Wilmington, Inc.	4.38%	12/01/2008	20	19
Lubrizol Corp.	4.63%	10/01/2009	15	15
Monsanto Co.	5.50%	07/30/2035	5	5
Nalco Co.	7.75%	11/15/2011	5	5
Praxair, Inc.	6.63%	10/15/2007	18	18
				73
Commercial Banks - 2.4%
Barclays Bank PLC (a)	6.28%	12/15/2034	10	10
Popular North America, Inc.	5.20%	12/12/2007	10	10
Wachovia Capital Trust III (a)	5.80%	03/15/2049	5	5
				25
Communication - 0.5%
Comcast Corp.	7.05%	03/15/2033	5	5
Computer & Office Equipment - 1.0%
Pitney Bowes, Inc.	5.00%	03/15/2015	10	10
Department Stores - 0.5%
Neiman-Marcus Group, Inc.-144A §	9.00%	10/15/2015	5	5
Electric Services - 2.9%
FPL Group Capital, Inc.	4.09%	02/16/2007	10	10
PSEG Funding Trust	5.38%	11/16/2007	20	20
				30
Electronic Components & Accessories - 0.5%
Cisco Systems, Inc.	5.50%	02/22/2016	5	5
Finance - 0.5%
American Real Estate Partners, LP/American Real Estate Finance Corp.	7.13%	02/15/2013	5	5
Food & Kindred Products - 0.5%
Tyson Foods, Inc.	6.60%	04/01/2016	5	5
Food Stores - 1.9%
Safeway, Inc.	6.50%	03/01/2011	15	15
Stater Brothers Holdings, Inc.	8.13%	06/15/2012	5	5
				20
Gas Production & Distribution - 1.3%
Oneok, Inc.	5.51%	02/16/2008	13	13
Holding & Other Investment Offices - 2.9%
Hutchison Whampoa International, Ltd.-144A	7.45%	11/24/2033	5	5
iStar Financial, Inc.	4.88%	01/15/2009	20	20
Plum Creek Timberlands, LP	5.88%	11/15/2015	5	5
				30

Hotels & Other Lodging Places - 1.0%
Host Marriott, LP	7.13%	11/01/2013	$5	$5
Station Casinos, Inc.-144A §	6.63%	03/15/2018	5	5
				10
Industrial Machinery & Equipment - 0.2%
Cummins, Inc.	7.13%	03/01/2028	2	2
Insurance - 1.7%
International Lease Finance Corp.	5.63%	06/01/2007	17	17
Metal Mining - 1.0%
Barrick Gold Finance, Inc.	7.50%	05/01/2007	10	10
Mortgage Bankers & Brokers - 2.4%
Countrywide Home Loans, Inc.	5.50%	08/01/2006	10	10
Glencore Funding LLC-144A	6.00%	04/15/2014	11	10
Kinder Morgan Finance Co., ULC	6.40%	01/05/2036	5	5
				25
Motion Pictures - 1.7%
Time Warner, Inc.	9.13%	01/15/2013	15	17
Oil & Gas Extraction - 0.5%
Nexen, Inc.	5.88%	03/10/2035	5	5
Personal Credit Institutions - 1.0%
General Electric Capital Corp.	4.25%	01/15/2008	10	10
Petroleum Refining - 0.6%
Valero Energy Corp.	7.50%	04/15/2032	5	6
Primary Metal Industries - 0.9%
Noranda, Inc.	6.00%	10/15/2015	4	4
Texas Industries, Inc.	7.25%	07/15/2013	5	5
				9
Printing & Publishing - 1.5%
Gannett Co., Inc.	5.50%	04/01/2007	10	10
Media General, Inc.	6.95%	09/01/2006	5	5
				15
Radio & Television Broadcasting - 1.8%
Chancellor Media Corp.	8.00%	11/01/2008	5	5
Univision Communications, Inc.	7.85%	07/15/2011	13	14
				19
Real Estate - 1.8%
Colonial Realty, LP	7.00%	07/14/2007	19	19
Security & Commodity Brokers - 1.5%
E*Trade Financial Corp.	8.00%	06/15/2011	5	5
Nuveen Investments, Inc.	5.00%	09/15/2010	10	10
				15
Telecommunications - 4.1%
Alltel Corp.	4.66%	05/17/2007	10	10
America Movil SA de CV	5.50%	03/01/2014	10	10
SBC Communications, Inc.	5.75%	05/02/2006	10	10

Sprint Capital Corp.	8.75%	03/15/2032	$5	$6
Verizon Global Funding Corp.	7.75%	12/01/2030	5	6
				42
Water Transportation - 1.7%
Carnival PLC	7.30%	06/01/2007	17	17
Wholesale Trade Nondurable Goods - 0.5%
Domino’s, Inc.	8.25%	07/01/2011	5	5
Total Corporate Debt Securities (cost: $507)				497
Total Investment Securities (cost: $1,020) #				$997

NOTES TO SCHEDULE OF INVESTMENTS:

(a)

Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of March 31, 2006. The security has a perpetual maturity. The date shown is the call date.

§	Security is deemed to be illiquid.
#

Aggregate cost for Federal income tax purposes is $1,022. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $0 and $25, respectively. Net unrealized depreciation for tax purposes is $25.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated  $27 or 2.6% of the net assets of the Fund.

LIBOR	London Interbank Offer Rate

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

Schedule of Investments - March 31, 2006 - (all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Business Services - 4.7%
eBay, Inc. ‡	25,000	$977
Moody’s Corp.	17,000	1,215
		2,192
Chemicals & Allied Products - 6.3%
Praxair, Inc.	26,000	1,434
Procter & Gamble Co.	26,000	1,498
		2,932
Communication - 2.0%
XM Satellite Radio Holdings, Inc.-Class A ‡	41,000	913
Communications Equipment - 5.4%
QUALCOMM, Inc.	50,000	2,531
Computer & Data Processing Services - 6.0%
Intuit, Inc. ‡	22,000	1,170
Microsoft Corp.	59,000	1,605
		2,775
Computer & Office Equipment - 5.8%
Apple Computer, Inc. ‡	20,000	1,254
Sandisk Corp. ‡	25,000	1,438
		2,692
Drug Stores & Proprietary Stores - 2.8%
Walgreen Co.	30,500	1,315
Electronic & Other Electric Equipment - 2.2%
General Electric Co.	30,000	1,043
Engineering & Management Services - 3.4%
Jacobs Engineering Group, Inc. ‡	18,000	1,561
Hotels & Other Lodging Places - 5.7%
Marriott International, Inc.-Class A	20,000	1,372
MGM Mirage, Inc. ‡	30,000	1,293
		2,665
Industrial Machinery & Equipment - 3.4%
Caterpillar, Inc.	22,000	1,580
Insurance - 3.9%
WellPoint, Inc. ‡	23,700	1,835
Management Services - 2.7%
Paychex, Inc.	30,000	1,250
Medical Instruments & Supplies - 2.9%
Zimmer Holdings, Inc. ‡	20,000	1,352

Oil & Gas Extraction - 6.0%
Anadarko Petroleum Corp.	10,000	$1,010
Schlumberger, Ltd.	14,000	1,772
		2,782
Petroleum Refining - 3.3%
Suncor Energy, Inc.	20,000	1,540
Pharmaceuticals - 5.8%
Allergan, Inc.	11,000	1,194
Genentech, Inc. ‡	18,000	1,521
		2,715
Printing & Publishing - 3.7%
McGraw-Hill Cos., Inc. (The)	30,000	1,729
Retail Trade - 3.0%
Staples, Inc.	55,500	1,416
Security & Commodity Brokers - 10.3%
American Express Co.	29,930	1,573
Ameriprise Financial, Inc.	25,000	1,127
Chicago Mercantile Exchange	4,650	2,081
		4,781
Telecommunications - 2.2%
Sprint Nextel Corp.	40,000	1,034
Transportation & Public Utilities - 3.5%
Expeditors International of Washington, Inc.	19,000	1,641
Trucking & Warehousing - 3.1%
United Parcel Service, Inc.-Class B	18,000	1,429
Total Common Stocks (cost: $36,926)		45,703
Total Investment Securities (cost: $36,926) #		$45,703

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $36,970. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,458 and $725, respectively. Net unrealized appreciation for tax purposes is $8,733.

TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND

Schedule of Investments - March 31, 2006 - (all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 93.4%
Apparel Products - 2.1%
True Religion Apparel, Inc. ‡	700	$13
Chemicals & Allied Products - 5.8%
Olin Corp.	600	13
PolyOne Corp. ‡	1,750	16
Terra Nitrogen Co., L.P.	400	8
		37
Computer & Data Processing Services - 1.9%
Fair Isaac Corp.	300	12
Computer & Office Equipment - 1.9%
Hypercom Corp. ‡	1,300	12
Construction - 5.9%
Chemed Corp.	300	18
McDermott International, Inc. ‡	350	19
		37
Electric Services - 1.6%
CMS Energy Corp. ‡	770	10
Electronic & Other Electric Equipment - 5.5%
Acuity Brands, Inc.	370	15
Genlyte Group, Inc. ‡	300	20
		35
Electronic Components & Accessories - 1.1%
Advanced Energy Industries, Inc. ‡	500	7
Environmental Services - 1.6%
Casella Waste Systems, Inc.-Class A ‡	700	10
Fabricated Metal Products - 1.7%
Gulf Island Fabrication, Inc.	450	11
Food & Kindred Products - 0.3%
TreeHouse Foods, Inc. ‡	64	2
Holding & Other Investment Offices - 11.5%
Annaly Mortgage Management, Inc. REIT	1,000	12
Education Realty Trust, Inc. REIT	900	14
Host Marriott Corp. REIT	850	18
LTC Properties, Inc. REIT	500	11
Omega Healthcare Investors, Inc. REIT	1,300	18
		73
Insurance - 8.1%
American Safety Insurance Holdings, Ltd. ‡	750	12
HCC Insurance Holdings, Inc.	465	16

PartnerRe, Ltd.	160	$10
Triad Guaranty, Inc. ‡	270	13
		51
Management Services - 2.1%
FTI Consulting, Inc. ‡	450	13
Manufacturing Industries - 3.0%
Identix, Inc. ‡	2,400	19
Medical Instruments & Supplies - 2.1%
Orthofix International NV ‡	320	13
Mining - 2.2%
International Coal Group, Inc. ‡	1,400	14
Oil & Gas Extraction - 14.2%
Bronco Drilling Co., Inc. ‡	550	14
Cabot Oil & Gas Corp.	240	11
Edge Petroleum Corp. ‡	550	14
Pioneer Drilling Co. ‡	850	14
Superior Energy Services, Inc. ‡	800	21
Todco-Class A ‡	400	16
		90
Personal Credit Institutions - 2.1%
Advance America Cash Advance Centers, Inc.	885	13
Primary Metal Industries - 2.7%
Aleris International, Inc. ‡	350	17
Restaurants - 2.4%
O’Charley’s, Inc. ‡	800	15
Retail Trade - 2.4%
Sports Authority, Inc. (The) ‡	400	15
Savings Institutions - 1.9%
Partners Trust Financial Group, Inc.	1,000	12
Water Transportation - 7.4%
Aries Maritime Transport, Ltd.	1,000	14
DryShips, Inc.	660	7
Genco Shipping & Trading, Ltd.	750	13
StealthGas, Inc.	950	13
		47
Wholesale Trade Nondurable Goods - 1.9%
Dean Foods Co. ‡	300	12
Total Common Stocks (cost: $498)		590
Total Investment Securities (cost: $498) #		$590

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

DEFINITIONS:

REIT	Real Estate Investment Trust
#

Aggregate cost for Federal income tax purposes is $498. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $110 and $18, respectively. Net unrealized appreciation for tax purposes is $92.

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

Schedule of Investments - March 31, 2006 - (all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace - 1.5%
United Technologies Corp.	160	$9
Air Transportation - 1.9%
FedEx Corp.	100	11
Amusement & Recreation Services - 1.3%
Disney (Walt) Co. (The)	300	8
Automotive - 2.7%
Harley-Davidson, Inc.	150	8
PACCAR, Inc.	110	8
		16
Beverages - 1.0%
PepsiCo, Inc.	100	6
Business Services - 2.0%
eBay, Inc. ‡	300	12
Chemicals & Allied Products - 4.6%
Ecolab, Inc.	300	11
Monsanto Co.	100	9
Procter & Gamble Co.	126	7
		27
Commercial Banks - 1.4%
JP Morgan Chase & Co.	200	8
Communication - 0.7%
XM Satellite Radio Holdings, Inc.-Class A ‡	200	4
Communications Equipment - 2.2%
QUALCOMM, Inc.	250	13
Computer & Data Processing Services - 4.1%
Intuit, Inc. ‡	100	5
Microsoft Corp.	400	11
NAVTEQ Corp. ‡	150	8
		24
Computer & Office Equipment - 6.1%
Apple Computer, Inc. ‡	300	19
Sandisk Corp. ‡	300	17
		36
Drug Stores & Proprietary Stores - 1.0%
Walgreen Co.	150	6
Engineering & Management Services - 3.9%
Jacobs Engineering Group, Inc. ‡	260	23
Holding & Other Investment Offices - 1.9%
Plum Creek Timber Co., Inc.	300	11

Hotels & Other Lodging Places - 4.9%
Hilton Hotels Corp.	250	$6
Las Vegas Sands Corp. ‡	200	11
Marriott International, Inc.-Class A	170	12
		29
Industrial Machinery & Equipment - 11.7%
Caterpillar, Inc.	300	22
Donaldson Co., Inc.	200	7
Graco, Inc.	200	9
Illinois Tool Works, Inc.	190	18
Kennametal, Inc.	210	13
		69
Insurance - 4.2%
Progressive Corp. (The)	90	9
WellPoint, Inc. ‡	210	16
		25
Medical Instruments & Supplies - 2.4%
Zimmer Holdings, Inc. ‡	200	14
Motor Vehicles, Parts & Supplies - 1.5%
BorgWarner, Inc.	150	9
Oil & Gas Extraction - 5.9%
Anadarko Petroleum Corp.	90	9
Apache Corp.	110	7
Schlumberger, Ltd.	150	19
		35
Petroleum Refining - 2.5%
Suncor Energy, Inc.	200	15
Pharmaceuticals - 4.1%
Amgen, Inc. ‡	100	7
Genentech, Inc. ‡	100	8
Johnson & Johnson	150	9
		24
Primary Metal Industries - 1.4%
Hubbell, Inc.-Class B	150	8
Printing & Publishing - 3.9%
McGraw-Hill Cos., Inc. (The)	400	23
Research & Testing Services - 1.2%
Affymetrix, Inc. ‡	200	7
Restaurants - 2.5%
Starbucks Corp. ‡	400	15
Retail Trade - 2.4%
Staples, Inc.	540	14
Rubber & Misc. Plastic Products - 0.8%
NIKE, Inc.-Class B	20	2
Sealed Air Corp.	50	3
		5

Security & Commodity Brokers - 7.5%
American Express Co.	400	$21
Ameriprise Financial, Inc.	160	7
Chicago Mercantile Exchange	35	16
		44
Telecommunications - 2.0%
Verizon Communications, Inc.	350	12
Transportation & Public Utilities - 1.2%
Expeditors International of Washington, Inc.	80	7
Water Transportation - 1.7%
Carnival Corp.	200	10
Wholesale Trade Durable Goods - 1.9%
Grainger (W.W.), Inc.	150	11
Total Common Stocks (cost: $495)		590
Total Investment Securities (cost: $495) #		$590

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $495. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $107 and $12, respectively. Net unrealized appreciation for tax purposes is $95.

Item 2. Controls and Procedures.

(a)          Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as of March 31, 2006, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Investors, Inc.
(Registrant)
By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
Date:	May 19, 2006
By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer
Date:	May 19, 2006